Commitments and Contingencies Operating leases (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2015, future contractual minimums are as follows:

Year	Total
2016	$118
2017	106
2018	100
2019	88
2020	82
2021 and beyond	486
Total minimum payments	980
Less: Amount representing interest	(117)
Present value of minimum payments	$863